Basis of preparation	9 Months Ended
May 31, 2023
Notes and other explanatory information [abstract]
Basis of preparation

2.	Basis of preparation

a)	Statement of compliance

The Company’s interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standards (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board. The interim condensed consolidated financial statements do not include all disclosures required by International Financial Reporting Standards (“IFRS”) for annual financial statements and should be read in conjunction with the Company consolidated financial statements for the year ended August 31, 2022.

These interim condensed consolidated financial statements were approved by the Board of Directors of the Company on July 14, 2023.

b)	Comparative figures

Certain comparative amounts have been restated to conform to current period’s presentation.

The reclassification in presentation resulted in the following impact on the Consolidated Statements of Income and Comprehensive Income for the three and nine months ended May 31, 2022:

Three months ended May 31, 2022:

	Reported at May 31, 2022	Reclassification	Restated at May 31, 2022
General and administrative expenses	$(2,518)	$-	$(2,518)
Financial instrument related cost and other	1,334	(1,334)	-
Gain on derivative financial instruments	-	1,345	1,345
Accretion of provision for reclamation	(12)	12	-
Loss on disposal of assets	(26)	26	-
Foreign exchange gains	333	-	333
Interest and other expenses	(5)	(49)	(54)
Income tax expense	(108)	-	(108)
Net income and comprehensive income	$3,188	$-	$3,188

Nine months ended May 31, 2022:

	Reported at May 31, 2022	Reclassification	Restated at May 31, 2022
General and administrative expenses	$(7,015)	$-	$(7,015)
Financial instrument related costs and other	1,115	(1,115)	-
Gain on derivative financial instruments	-	1,408	1,408
Accretion of provision for reclamation	(100)	100	-
Loss on disposal of assets	(26)	26	-
Foreign exchange gains	247	-	247
Interest and other expenses	(15)	(419)	(434)
Income tax expense	(259)	-	(259)
Net income and comprehensive income	$28	$-	$28

The reclassification in presentation resulted in the following impact on the Consolidated Statements Financial Position as at August 31, 2022:

	Reported at August 31, 2022	Reclassification	Restated at August 31, 2022
Amounts receivable	$40	$2,500	$2,540
Other receivables	2,500	(2,500)	-

c)	Basis of presentation and measurement

These interim condensed consolidated financial statements have been prepared on a going concern basis under the historical cost basis, except for certain financial assets and liabilities which are measured at fair value as disclosed in Note 18. All amounts in these interim condensed consolidated financial statements are presented in U.S. dollars with all amounts rounded to the nearest thousand, except for share and per share data, or as otherwise noted. Reference herein of $ or USD is to US dollars and C$ or CAD is to Canadian dollars.